Document and Entity Information	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	001-40557
Entity Registrant Name	INTEGRAL AD SCIENCE HOLDING CORP.
Entity Central Index Key	0001842718
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0731995
Entity Address, Address Line One	12 E 49th Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	278-4871
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	IAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false